Derivative Instruments- Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative, loss on derivative (less than one million)	$ 2,100,000	$ 1,000,000
Non-derivative financial instruments designated as hedges of net investments in foreign subsidiaries were all long-term liabilities of BNY Mellon in various currencies	541,000,000
Value-at-risk methodology assumed holding period for instruments (in days)	1 day
Value-at-risk methodology confidence level percentage (percent)	99.00%
Additional collateral the Company would have to post for existing collateral arrangements, if the company's debt rating had fallen below investment grade	430,000,000
Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	6,400,000,000
Hedged financial instruments, notional amount of derivative	6,647,000,000	5,355,000,000
Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments	14,800,000,000
Hedged financial instruments, notional amount of derivative	14,755,000,000	14,314,000,000
Interest Rate Swap | Securities available-for-sale
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	6,600,000,000
Interest Rate Swap | Long-term debt
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Original maturities, maximum (in years) of hedged instruments	30 years
Hedged financial instruments, notional amount of derivative	14,800,000,000
Original maturities, minimum (in years) of hedged instruments	5 years
Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	412,000,000,000
Notional amount of derivatives that will mature between one and five years	7,000,000,000
Notional amount of derivatives that will mature after 5 years	9,000,000,000
Interest rate contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of derivatives that will mature within one year	466,000,000,000
Notional amount of derivatives that will mature between one and five years	164,000,000,000
Notional amount of derivatives that will mature after 5 years	159,000,000,000
Cash flow hedges | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	185,000,000
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	7,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Cash flow hedges | Foreign exchange contracts | Fair Value Hedge
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	1,600,000,000
Hedging derivatives, maturities, maximum (in months or in years)	9 months
Cash flow hedges | Foreign exchange contracts | Fair Value Hedge | Maximum
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivative Instruments, Gain Recognized in Other Comprehensive Income (Loss), Effective Portion	1,000,000
Net Investment Hedging | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Hedged financial instruments, notional amount of derivative	$ 5,600,000,000
Hedging derivatives, maturities, maximum (in months or in years)	2 years